UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2010

Item 1. Schedule of Investments.

Brandywine Blue Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Shares or Principal Amount		Value
Common Stocks - 94.0% (a)
CONSUMER DISCRETIONARY
	Apparel Retail - 3.7%
1,011,600	The TJX Companies, Inc.	$42,436,620
875,400	Urban Outfitters, Inc.*	30,105,006
	Apparel, Accessories & Luxury Goods - 2.3%
661,400	VF Corp.	47,078,452
	Broadcasting - 1.4%
761,100	Discovery Communications, Inc.*	27,178,881
	Cable & Satellite - 2.7%
1,535,600	DIRECTV*	52,087,552
	Department Stores - 1.5%
611,200	Kohl’s Corp.*	29,032,000
	Leisure Products - 2.1%
1,918,000	Mattel, Inc.	40,584,880
	Restaurants - 2.1%
1,042,500	Yum Brands, Inc.	40,699,200
	Total Consumer Discretionary	309,202,591

CONSUMER STAPLES
	Drug Retail - 2.5%
1,675,200	CVS Caremark Corp.	49,116,864
	Food Retail - 2.9%
1,533,000	Whole Foods Market, Inc.*	55,218,660
	Total Consumer Staples	104,335,524
ENERGY
	Integrated Oil & Gas - 2.6%
663,000	Occidental Petroleum Corp.	51,150,450
	Oil & Gas Equipment & Services - 6.7%
1,493,200	Cameron International Corp.*	48,558,864
1,383,300	National Oilwell Varco Inc.	45,745,731
660,900	Schlumberger Ltd.	36,574,206
	Oil & Gas Storage & Transportation - 1.6%
1,662,200	The Williams Companies, Inc.	30,385,016
	Total Energy	212,414,267

FINANCIALS
	Regional Banks - 2.7%
4,291,300	Fifth Third Bancorp	52,740,077
	Thrifts & Mortgage Finance - 0.1%
125,000	New York Community Bancorp, Inc.	1,908,750
	Total Financials	54,648,827

HEALTH CARE
	Health Care Distributors - 2.7%
780,798	McKesson Corp.	52,438,394
	Health Care Equipment - 2.8%
1,487,800	St. Jude Medical, Inc.*	53,694,702
	Life Sciences Tools & Services - 5.2%
1,110,232	Life Technologies Corp.*	52,458,462
1,012,300	Thermo Fisher Scientific, Inc.*	49,653,315
	Pharmaceuticals - 1.8%
563,426	Shire PLC	34,583,088
	Total Health Care	242,827,961

INDUSTRIALS
	Aerospace & Defense - 1.9%
352,000	Precision Castparts Corp.	36,227,840
	Railroads - 5.5%
957,200	Canadian Pacific Railway Ltd.	51,325,064
803,900	Union Pacific Corp.	55,879,089
	Total Industrials	143,431,993

INFORMATION TECHNOLOGY
	Application Software - 4.1%
1,704,700	Adobe Systems Inc.*	45,055,221
1,462,700	Autodesk, Inc.*	35,631,372
	Communications Equipment - 3.0%
2,721,200	Cisco Systems, Inc.*	57,988,772
	Computer Hardware - 4.2%
333,800	Apple Inc.*	83,960,714
	Computer Storage & Peripherals - 5.4%
3,491,800	EMC Corp.*	63,899,940
1,072,500	NetApp, Inc.*	40,014,975
	Data Processing & Outsourced Services - 2.2%
613,300	Visa Inc.	43,390,975
	Electronic Components - 2.6%
3,161,900	Corning, Inc.	51,064,685
	Electronic Manufacturing Services - 1.4%
4,714,200	Flextronics International Ltd.*	26,399,520
	Semiconductors - 12.1%
1,731,600	Broadcom Corp.	57,090,852
2,647,700	Intel Corp.	51,497,765
1,414,700	Linear Technology Corp.	39,342,807
2,444,000	Marvell Technology Group Ltd.*	38,517,440
5,928,400	Micron Technology, Inc.*	50,332,116
	Systems Software - 1.8%
1,487,600	Microsoft Corp.	34,229,676
	Total Information Technology	718,416,830

TELECOMMUNICATION SERVICES
	Wireless Telecommunication Services - 2.4%
1,419,600	NII Holdings Inc.*	46,165,392
	Total Telecommunication Services	46,165,392

	Total common stocks (cost $1,907,473,565)	1,831,443,385
Short-Term Investments - 3.9% (a)
	Commercial Paper – 3.7%
$48,000,000	Prudential Funding Corp.,
	due 07/01/10, discount of 0.17%	48,000,000
25,000,000	ING US Funding,
	due 07/07/10, discount of 0.29%	24,998,792
	Total commercial paper (cost $72,998,792)	72,998,792
	Variable Rate Demand Note - 0.2%
3,504,794	American Family Financial
	Services, 0.10%	3,504,794
	Total variable rate demand note (cost $3,504,794)	3,504,794
	Total short-term investments (cost $76,503,586)	76,503,586
	Total investments - 97.9% (cost $1,983,977,151)	1,907,946,971
	Other assets less
	liabilities - 2.1%(a)	41,230,185
	TOTAL NET ASSETS - 100.0%	$1,949,177,156

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

As of June 30, 2010, investment cost for federal tax purposes was $1,983,977,151 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$101,502,563
Aggregate gross unrealized depreciation	(177,532,743)
Net unrealized depreciation	$(76,030,180	)+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,831,443,385

Level 2 – Short Term Commercial Paper	72,998,792
Variable Rate Demand Note	3,504,794
Total Level 2	76,503,586
Level 3 –	—
Total	$1,907,946,971

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Shares or Principal Amount		Value
Common Stocks - 95.3% (a)
CONSUMER DISCRETIONARY
	Apparel Retail - 1.6%
77,200	Urban Outfitters, Inc.*	$2,654,908
	Apparel, Accessories & Luxury Goods - 2.5%
57,700	VF Corp.	4,107,086
	Automotive Retail – 3.1%
257,200	CarMax, Inc.*	5,118,280
	Broadcasting - 1.5%
70,700	Discovery Communications, Inc.*	2,524,697
	Home Furnishing Retail - 1.5%
97,100	Williams-Sonoma, Inc.	2,410,022
	Home Furnishings - 1.7%
30,400	Leggett & Platt, Inc.	609,824
72,700	Tempur-Pedic International Inc.*	2,235,525
	Leisure Products - 2.5%
191,300	Mattel, Inc.	4,047,908
	Total Consumer Discretionary	23,708,250

CONSUMER STAPLES
	Food Retail - 2.9%
134,700	Whole Foods Market, Inc.*	4,851,894
	Total Consumer Staples	4,851,894

ENERGY
	Oil & Gas Equipment & Services - 2.3%
115,900	Cameron International Corp.*	3,769,068
	Oil & Gas Exploration & Production - 1.7%
186,600	EXCO Resources, Inc.	2,726,226
	Oil & Gas Storage & Transportation - 1.0%
93,900	The Williams Companies, Inc.	1,716,492
	Total Energy	8,211,786

FINANCIALS
	Asset Management & Custody Banks - 3.4%
270,280	SEI Investments Co.	5,502,901
	Regional Banks - 2.5%
335,200	Fifth Third Bancorp	4,119,608
	Thrifts & Mortgage Finance - 0.1%
15,000	New York Community
	Bancorp, Inc.	229,050
	Total Financials	9,851,559

HEALTH CARE
	Biotechnology - 3.2%
108,200	United Therapeutics Corp.*	5,281,242
	Health Care Services - 1.1%
37,800	Emergency Medical
	Services Corp.*	1,853,334
	Life Sciences Tools & Services - 3.1%
106,900	Life Technologies Corp.*	5,051,025
	Pharmaceuticals - 5.4%
52,300	Shire PLC	3,210,174
141,363	Watson Pharmaceuticals, Inc.*	5,735,097
	Total Health Care	21,130,872

INDUSTRIALS
	Aerospace & Defense - 0.8%
54,200	BE Aerospace, Inc.*	1,378,306
	Construction & Engineering - 5.3%
231,900	Quanta Services, Inc.*	4,788,735
97,800	URS Corp.*	3,848,430
	Industrial Conglomerates – 3.2%
239,500	McDermott International, Inc.*	5,187,570
	Railroads - 2.7%
83,300	Canadian Pacific Railway Ltd.	4,466,546
	Trucking - 5.5%
169,200	J. B. Hunt Transport
	Services, Inc.	5,527,764
88,000	Ryder System, Inc.	3,540,240
	Total Industrials	28,737,591

INFORMATION TECHNOLOGY
	Application Software - 5.5%
138,400	Autodesk, Inc.*	3,371,424
371,400	Nuance Communications, Inc.*	5,552,430
	Computer Storage & Peripherals - 2.1%
90,405	NetApp, Inc.*	3,373,011
	Data Processing & Outsourced Services - 2.4%
67,300	Alliance Data Systems Corp.*	4,005,696
	Electronic Manufacturing Services - 1.3%
381,800	Flextronics International Ltd.*	2,138,080
	Semiconductors - 10.5%
103,800	Atheros Communications*	2,858,652
121,200	Broadcom Corp.	3,995,964
103,900	Marvell Technology Group Ltd.*	1,637,464
274,700	Maxim Integrated Products, Inc.	4,595,731
495,600	Micron Technology, Inc.*	4,207,644
	Systems Software - 3.1%
136,300	Rovi Corp.*	5,167,133
	Total Information Technology	40,903,229

MATERIALS
	Metal & Glass Containers - 2.5%
73,800	Greif Inc.	4,098,852
	Specialty Chemicals - 3.8%
156,700	Albemarle Corp.	6,222,557
	Steel - 2.8%
103,300	Allegheny Technologies, Inc.	4,564,827
	Total Materials	14,886,236

TELECOMMUNICATION SERVICES
	Wireless Telecommunication Services - 2.7%
134,100	NII Holdings Inc.*	4,360,932
	Total Telecommunication Services	4,360,932

	Total common stocks (cost $159,705,426)	156,642,349
Short-Term Investments - 8.3% (a)

	Commercial Paper - 6.1%
$10,000,000	Prudential Funding Corp.,
	due 07/01/10, discount of 0.17%	10,000,000
	Total commercial paper (cost $10,000,000)	10,000,000

	Variable Rate Demand Note - 2.2%
3,688,518	American Family Financial
	Services, 0.10%	3,688,518
	Total variable rate demand note (cost $3,688,518)	3,688,518
	Total short-term investments (cost $13,688,518)	13,688,518
	Total investments - 103.6% (cost $173,393,944)	170,330,867
	Liabilities, less cash and receivables - (3.6%) (a)	(5,853,878)
	TOTAL NET ASSETS - 100.0%	$164,476,989

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

As of June 30, 2010, investment cost for federal tax purposes was $173,393,944 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$8,068,203
Aggregate gross unrealized depreciation	(11,131,280)
Net unrealized depreciation	$(3,063,077	)+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$156,642,349

Level 2 – Short Term Commercial Paper	10,000,000
Variable Rate Demand Note	3,688,518
Total Level 2	13,688,518
Level 3 –	—
Total	$170,330,867

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Brandywine Blue Fund, Inc.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date   August 9, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date   August 9, 2010

By (Signature and Title)      /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer

Date   August 9, 2010